Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 3,691	$ 12,773	$ 3,872
Accounts and notes receivable, net	55,348	48,724	40,721
Inventories	94,275	50,552	115,222
Prepaid expenses and other current assets	15,128	11,449	16,150
Total current assets	168,442	123,498	175,965
Property, plant and equipment, net	64,614	73,401	78,081
Capitalized contract costs, net	1,092,865	1,115,775	0
Subscriber acquisition costs, net		0	1,308,558
Deferred financing costs, net	1,797	2,058	3,099
Intangible assets, net	235,583	255,085	377,451
Goodwill	835,404	834,855	836,970
Operating lease right-of-use assets	72,891	0
Long-term notes receivables and other assets, net	121,796	119,819	88,723
Total assets	2,593,392	2,524,491	2,868,847
Current Liabilities:
Accounts payable	115,242	66,646	107,347
Accrued payroll and commissions	37,281	65,479	57,752
Accrued expenses and other current liabilities	158,997	136,715	74,321
Deferred revenue	194,326	186,953	88,337
Current portion of operating lease liabilities	11,749	0
Current portion of finance lease liabilities	7,114	7,743
Current portion of capital lease obligations		7,743	10,614
Total current liabilities	524,709	463,536	338,371
Notes payable, net	2,956,702	2,961,947	2,760,297
Notes payable, net - related party	79,288	75,148	0
Revolving credit facility	40,000	0	60,000
Finance lease liabilities, net of current portion	3,952	5,571
Capital lease obligations, net of current portion		5,571	11,089
Deferred revenue, net of current portion	326,631	323,585	264,555
Operating lease liabilities	71,964	0
Other long-term obligations	73,390	90,209	79,020
Deferred income tax liabilities	1,120	1,096	9,041
Total liabilities	4,077,756	3,921,092	3,522,373
Commitments and contingencies
Stockholders’ deficit:
Common stock, $0.01 par value, 100 shares authorized; 100 shares issued and outstanding	0	0
Additional paid-in capital	737,072	736,333	732,346
Accumulated deficit	(2,193,169)	(2,104,097)	(1,358,571)
Accumulated other comprehensive loss	(28,267)	(28,837)	(27,301)
Total stockholders’ deficit	(1,484,364)	(1,396,601)	(653,526)
Total liabilities and stockholders’ deficit	$ 2,593,392	$ 2,524,491	$ 2,868,847